Financial Instruments - Carrying amounts and classifications of financial assets and liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash equivalents	$ 0	$ 0
Financial liabilities	3,267	3,361
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	689	599
Accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	689	599
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62	59
Dividends payable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62	59
Credit facilities, long-term debt and lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,267	3,361
Credit facilities, long-term debt and lease liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,267	3,361
Exchangeable securities (Note 25)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	735	730
Exchangeable securities (Note 25) | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	735	730
Within one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	261	94
Within one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	10
Within one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	261	84
Later than one year | Risk management liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	145	68
Later than one year | Derivatives | Risk management liabilities | Hedging Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Later than one year | Derivatives | Risk management liabilities | Trading securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	145	68
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	947	703
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	947	703
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	70	71
Restricted cash | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	70	71
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	651	583
Trade and other receivables | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	651	583
Long-term portion of finance lease receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	185	228
Long-term portion of finance lease receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	185	228
Risk management assets | Within one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	308	171
Risk management assets | Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial assets	399	521
Risk management assets | Hedging Asset | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	36	102
Risk management assets | Hedging Asset | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	252	471
Risk management assets | Trading securities | Within one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	272	69
Risk management assets | Trading securities | Later than one year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 147	50
Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		52
Other assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 52